Stock Options (Details 2) - Exercise Price 0.0026 [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Options Outstanding, Number of Option	1,758,315
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 11 days
Option Exercisable, Number of Option	1,137,731
Option Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0026